UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.

 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202

 (Address of principal executive offices) (Zip code)

Michael P. Malloy

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, Pennsylvania 19103-6996

 (Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments.

Blue Chip Value Fund, Inc.

STATEMENT OF INVESTMENTS
March 31, 2009 (Unaudited)
			Market
	Shares	Cost	Value
COMMON STOCKS - 111.53%
BASIC MATERIALS - 4.03%
Forestry & Paper - 0.21%
International Paper Co.	23,200	$657,154	$163,328

Packaging & Containers - 3.82%
Ball Corp.	67,340	3,579,504	2,922,556

TOTAL BASIC MATERIALS		4,236,658	3,085,884
CAPITAL GOODS - 5.69%
Aerospace & Defense - 3.40%
General Dynamics Corp.	22,100	1,145,929	919,139
Raytheon Co.	43,300	1,923,178	1,686,102
		3,069,107	2,605,241
Industrial Products - 2.29%
ITT Corp.	45,500	2,466,884	1,750,385

TOTAL CAPITAL GOODS		5,535,991	4,355,626
COMMERCIAL SERVICES - 6.89%
Business Products & Services - 4.06%
Quanta Services Inc.**	145,000	4,534,904	3,110,250

IT Services - 1.50%
Computer Sciences Corp.**	31,050	1,460,059	1,143,882

Transaction Processing - 1.33%
The Western Union Co.	81,000	1,341,107	1,018,170

TOTAL COMMERCIAL SERVICES		7,336,070	5,272,302
COMMUNICATIONS - 9.89%
Networking - 4.66%
Cisco Systems Inc.**	212,500	5,209,726	3,563,625

Telecomm Equipment & Solutions - 5.23%
Nokia Corp. - ADR (Finland)	72,230	1,081,638	842,924
QUALCOMM Inc.	81,200	3,437,813	3,159,492
		4,519,451	4,002,416
TOTAL COMMUNICATIONS		9,729,177	7,566,041
CONSUMER CYCLICAL - 14.83%
Apparel & Footwear Manufacturers - 3.10%
Nike Inc.	50,550	3,175,153	2,370,290

Clothing & Accessories - 1.50%
TJX Companies Inc.	44,900	1,208,551	1,151,236

Hotels & Gaming - 1.08%
Starwood Hotels & Resorts Worldwide Inc.	64,900	2,709,777	824,230

Internet - 1.33%
Expedia Inc.**	112,400	2,749,930	1,020,592

Publishing & Media - 2.22%
Walt Disney Co.	93,500	2,319,585	1,697,960

Restaurants - 3.30%
Darden Restaurants Inc.	73,840	1,887,877	2,529,758

Specialty Retail - 2.30%
Best Buy Co. Inc	46,300	1,992,323	1,757,548

TOTAL CONSUMER CYCLICAL		16,043,196	11,351,614
CONSUMER STAPLES - 8.37%
Consumer Products - 3.57%
Colgate Palmolive Co.	46,300	3,018,985	2,730,774

Food & Agricultural Products - 4.80%
Campbell Soup Co.	67,900	2,476,554	1,857,744
Unilever N.V. (Netherlands)	92,700	3,284,852	1,816,920
		5,761,406	3,674,664
TOTAL CONSUMER STAPLES		8,780,391	6,405,438
ENERGY - 14.98%
Exploration & Production - 7.10%
Occidental Petroleum Corp.	59,180	3,163,301	3,293,367
XTO Energy Inc.	69,837	2,100,865	2,138,409
		5,264,166	5,431,776
Integrated Oils - 4.83%
ConocoPhillips	9,600	463,583	375,936
Exxon Mobil Corp.	18,000	1,365,034	1,225,800
Marathon Oil Corp.	79,800	2,494,045	2,097,942
		4,322,662	3,699,678
Oil Services - 3.05%
Transocean Ltd. (Switzerland)**	39,649	3,471,042	2,332,947

TOTAL ENERGY		13,057,870	11,464,401
INTEREST RATE SENSITIVE - 11.17%
Integrated Financial Services - 3.03%
JPMorgan Chase & Co.	87,100	3,201,943	2,315,118

Property Casualty Insurance - 3.18%
ACE Ltd. (Switzerland)	38,700	2,087,882	1,563,480
The Travelers Cos. Inc.	21,500	904,597	873,760
		2,992,479	2,437,240
Regional Banks - 1.42%
The Bank of New York Mellon	38,400	1,257,450	1,084,800

Securities & Asset Management - 3.54%
Invesco Ltd.	106,800	2,608,393	1,480,248
State Street Corp.	40,000	2,495,321	1,231,200
		5,103,714	2,711,448
TOTAL INTEREST RATE SENSITIVE		12,555,586	8,548,606
MEDICAL & HEALTHCARE - 14.61%
Medical Technology - 2.95%
Zimmer Holdings Inc.**	61,900	4,319,967	2,259,350

Pharmaceuticals - 11.66%
Abbott Laboratories	69,600	3,680,795	3,319,920
Amgen Inc.**	54,500	3,131,119	2,698,840
Forest Laboratories, Inc.**	34,200	867,107	751,032
Wyeth	50,100	1,921,498	2,156,304
		9,600,519	8,926,096
TOTAL MEDICAL & HEALTHCARE		13,920,486	11,185,446
TECHNOLOGY - 15.76%
Computer Software - 4.47%
Microsoft Corp.	88,300	2,318,118	1,622,071
Symantec Corp.**	120,300	2,195,749	1,797,282
		4,513,867	3,419,353
PC's & Servers - 5.23%
Dell Inc.**	115,500	1,813,417	1,094,940
International Business Machines Corp.	30,000	2,749,830	2,906,700
		4,563,247	4,001,640
Semiconductors - 6.06%
Altera Corp.	153,900	2,972,729	2,700,945
Intel Corp.	129,100	2,486,977	1,942,955
		5,459,706	4,643,900
TOTAL TECHNOLOGY		14,536,820	12,064,893
TRANSPORTATION - 2.62%
Railroads - 2.62%
Norfolk Southern Corp.	59,300	3,122,554	2,001,375

TOTAL TRANSPORTATION		3,122,554	2,001,375
UTILITIES - 2.69%
Regulated Electric - 2.69%
PPL Corp.	71,650	3,355,421	2,057,072

TOTAL UTILITIES		3,355,421	2,057,072
TOTAL COMMON STOCKS		112,210,220	85,358,698

SHORT TERM INVESTMENTS - 0.87%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.53%)(1)	668,090	668,090	668,090

TOTAL SHORT TERM INVESTMENTS		668,090	668,090

TOTAL INVESTMENTS	112.40%	$112,878,310	$86,026,788
Liabilities in Excess of Other Assets	(12.40)%		(9,491,065)
NET ASSETS	100.00%		$76,535,723

** Non-income producing security
(1)Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.
ADR - American Depositary Receipt

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Investment Adviser to the Fund.

See accompanying notes to statement of investments

COUNTRY BREAKDOWN
As of March 31, 2009 (unaudited)

	Market
Country	Value		%
United States	$79,470,517		103.83%
Switzerland	3,896,427		5.09%
Netherlands	1,816,920		2.38%
Finland	842,924		1.10%
Total Investments	$86,026,788		112.40%
Liabilities in Excess of Other Assets	(9,491,065)		(12.40%)
Net Assets	$76,535,723		100.00%

Please note the country classification is based on the company headquarters. All of the Fund's investments are traded on U.S. exchanges.

See accompanying notes to statement of investments.

BLUE CHIP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS

March 31, 2009 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation–All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions–Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the “specific identification” basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. FAS 157 MEASUREMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of  “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$86,026,788
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs
Total	$86,026,788

All securities of the Fund were valued using Level 1 inputs during the three months ended March 31, 2009. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS  (TAX BASIS)

As of March 31, 2009:

Gross appreciation (excess of value over tax cost)	$ 1,248,639
Gross depreciation (excess of tax cost over value)	(28,453,905)
Net unrealized depreciation	$ (27,205,266)
Cost of investments for income tax purposes	$ 113,232,054

4. LOAN OUTSTANDING

The Fund has a line of credit with The Bank of New York Mellon (“BONY”) in which the Fund may borrow up to the lesser of 15% of the Fund’s total assets, $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets daily at overnight Federal Funds Rate plus 0.825%. Effective March 1, 2009 the interest rate changed to the overnight Federal Funds Rate plus 1.00% and the Fund will pay an annual loan facility fee of 0.03%. The borrowings under the BONY loan are secured by a perfected security interest on all of the Fund’s assets.

Details of the loan outstanding are as follows:

		Average for the
	As of	Period Ended
	March 31,	March 31,
	2009	2009
Loan outstanding	$ 9,465,000	$ 10,852,889
Interest rate	1.16%*	1.07%
% of Fund’s total assets	10.99%	12.60%
Amount of debt per share outstanding	$ .33	$ .38
Number of shares outstanding (in thousands)	28,464	28,464**

*Annualized

**Weighted average

Item 2 - Controls and Procedures.

(a)

The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By:       /s/ Todger Anderson

            Todger Anderson

            President / Principal   Executive Officer

Date:    May 29, 2009

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson

            Todger Anderson

            President / Principal   Executive Officer

Date:    May 29, 2009

By:       /s/ Jasper R. Frontz

            Jasper R. Frontz

            Treasurer / Principal Financial Officer

Date:    May 29, 2009